SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
13.	SHARE CAPITAL

The authorized capital stock of the Company consists of an unlimited number of common shares and unlimited number of Class A preference shares.

	Share Capital
	Number of Common Shares	Amount - Common shares
Balance, December 31, 2016	67,995,919	$53,916,169
February 2017 Private Placement (i)	510,000	1,020,000
March 2017 Share issuance on exercise of convertible debt (ii)	644,264	877,497
March 2017 Exercise of warrants (iii)	1,000,000	1,845,919
March 2017 Share issuance on exercise of convertible debt due on demand (iv)	1,068,161	1,068,161
March 2017 Share issuance as partial consideration for Warrant Financing (v)	75,000	150,000
April 2017 Share issuance in lieu of services (vi)	100,000	200,000
August 2017 Share issuance on automatic conversion of convertible debt (vii)	2,885,354	4,062,606
August 2017 Share issuance on automatic conversion of Special Warrants (viii)	12,584,100	23,099,955
September 2017 Exercise of warrants (ix)	4,963	9,716
November 27, 2017 Exercise of stock options (x)	25,000	88,376
November 30, 2017 Private Placement (xi)	4,000,000	18,447,465
Exercise of broker warrants (xii)	13,504	38,351
Balance, December 30, 2017	90,906,265	104,824,215

Balance, December 31, 2017	90,906,265	$104,824,215
Exercise of stock options (xiii)	798,101	3,445,256
Exercise of warrants (xiv)	1,127,159	2,206,754
Exercise of broker warrants (xv)	719,556	2,862,769
Units Issued (xvi)	12,057,405	93,722,429
Balance, December 30, 2018	105,608,486	$207,061,423

(i)	On February 17, 2017, the Company issued, on a private placement basis, 510,000 common shares of the Company at a price of $2.00 per share for gross proceeds of $1,020,000. No broker fees were paid in respect of the 510,000 common shares issued.

(ii)	On March 6, 2017, $600,000 of convertible debt with a total carrying value of $768,807 and $108,690 in accrued interest were converted into common shares at $1.10 per share resulting in the issuance of 644,264 common shares.

(iii)	On March 9, 2017, 2 warrants were exercised to purchase 1,000,000 common shares at $1.30 per share for gross proceeds of $1,300,000. The carrying value of the warrants were $545,919.

(iv)	On March 15, 2017, $1,000,000 of due on demand convertible debt and $68,161 in accrued interest were converted into common shares at $1.00 per share resulting in the issuance of 1,068,161 common shares.

(v)	As consideration for the special warrant subscription, the Company issued 75,000 common shares to the Agent on March 16, 2017. The value of the shares was measured by reference to the fair value of the common shares of the Company at the grant date. The fair value at the grant date was $2.00 per share.

(vi)	On April 28, 2017, 100,000 common shares were issued as consideration for management fees to related parties. The shares were valued at $2.00 per share, as determined by the value of the services received and invoices.

(vii)	On August 17, 2017, $3,040,919 of convertible debt and related derivative liability with a total carrying value of $3,929,639 and $132,967 in accrued interest were converted into common shares, in connection with the Company listing on the Canadian Securities Exchange, at $1.10 per share resulting in the issuance of 2,885,354 common shares.

(viii)	On August 17, 2017, 12,584,100 Special Warrants were automatically converted into 12,584,100 common shares at $2 per share at a carrying value of $23,099,955, in connection with the Company listing on the Canadian Securities Exchange. There were no proceeds from the conversion of Special Warrants to common shares.

(ix)	On September 19, 2017, 4,963 warrants were exercised to purchase 4,963 common shares at $1.10 per share for gross proceeds of $5,459. The carrying value of the warrants was $4,257.

(x)	On November 27, 2017, 25,000 stock options were exercised at $2.00 per share for gross proceeds of $50,000.

(xi)	On November 30, 2017, the Company issued, on a private placement basis, 4,000,000 common shares at $5.00 per share for the gross proceeds of $20,000,000. The Company’s Agent for the private placement was paid an Agent’s Fee of $1,100,000 and was issued Broker Warrants equaling 5.5% of the number of common shares issued as part of the private placement. Total transaction costs for the private placement were $1,552,535.

(xii)	During the year ended December 31, 2017, 13,504 warrants were exercised to purchase 13,504 common shares at $2.00 per share for gross proceeds $27,008. The carrying value of the warrants was $11,343.

(xiii)	During the twelve months ended December 31, 2018, 798,101 stock options were exercised at a weighted average strike price of $2.29 per share for gross proceeds of $1,830,690. The carrying value of the options was $1,614,565.

(xiv)	During the twelve months ended December 31, 2018, 1,127,159 warrants were exercised to purchase 1,127,159 common shares at $1.10 per share for gross proceeds of $1,239,875. The carrying value of the warrants was $966,879.

(xv)	During the twelve months ended December 31, 2018, 567,406 broker warrants were exercised to purchase 567,406 common shares at $2.00 per share for gross proceeds of $1,134,812. The carrying value of the warrants was $476,508. 121,000 broker warrants were exercised to purchase 121,000 common shares at $5.00 broker warrants per share for gross proceeds of $605,000. The carrying value of the warrants was $218,207. 31,150 broker warrants were exercised to purchase 31,150 common shares at $12.00 per share for gross proceeds of $373,800. The carrying value of the warrants was $54,442.

(xvi)	On June 5, 2018 the Company issued, on a bought deal basis, 11,155,000 units at $9.00 per unit for gross proceeds of $100,395,000. There were transaction costs for the bought deal of $6,156,239. Each unit issued consisted of one common share and one-half of one common share purchase warrant (see Note 15(v)). The total net proceeds of the bought deal were allocated to Common Share Capital and Warrants in the amounts of $84,490,826 and $9,747,935 respectively. On October 17, 2018, the Company finalized a partnership with Kindred Partners Inc., a wholly-owned subsidiary of Breakthru Beverage Group (“Breakthru”). Breakthru purchased 902,405 common shares of the Company at $10.23 per share for proceeds of $9,231,603. In addition, Breakthru was issued warrants to purchase up to an additional 2,000,000 common shares.

Each warrant is exercisable to acquire one Common Share at an exercise price per share equal to the 5-day volume weighted average price on the TSX immediately prior to the date the applicable warrants are exercised if the Company exceeds certain sales thresholds. The warrants are valued at $Nil as the strike price will approximate the share price when exercised.

Earnings per share have been calculated using the weighted average number of shares outstanding during the year on a total outstanding and fully dilutive basis. The potential conversion of warrants, convertible debt and stock options into common shares, have a dilutive effect on earnings per share. The calculation of diluted earnings (loss) per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive. The weighted average number of basic and diluted shares, and their respective earnings (loss) per share amounts are presented in the table below:

	Year ended
	December 31, 2018	December 31, 2017
Numerator - basic and diluted earnings per share:
Net (loss) income and comprehensive (loss) income	$(13,553,616)	$6,885,430

Denominator - basic earnings per share:
Weighted average number of shares - basic	99,282,045	76,876,971

Denominator - diluted earnings per share:
Stock Options*	-	1,218,015
Warrants*	-	2,431,119
Weighted average number of shares - diluted	99,282,045	80,526,105

Earnings (loss) per share - basic	$(0.14)	$0.09
Earnings (loss) per share - diluted	$(0.14)	$0.09

*Stock options and warrants were excluded from the weighted average number of shares as they were anti-dilutive for the year ended December 31, 2018.